UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Abrams Bison Investments, L.L.C.

Address:   4800 Hampden Lane, Suite 1050
           Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gavin M. Abrams
Title:     Managing Member
Phone:     (301) 664-8900


Signature, Place and Date of Signing:

/s/ Gavin M. Abrams            Bethesda, Maryland            February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  15
Form 13F Information Table Value Total:  $439,487

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


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


                                                            FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                               TITLE                    MARKET    SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP        VALUE     PRN AMT   PRN CALL  DISCRETION      MGRS     SOLE     SHARED  NONE
--------------                 --------    -----        -------   -------   --- ----  ----------      ----     ----     ------  ----
AON CORP                       COM         037389103    41,621    1,085,571 SH        SHARED-DEFINED  1         1,085,571
AUTOZONE INC                   COM         053332102    25,291      160,000 SH        SHARED-DEFINED  1           160,000
DELL INC                       COM         24702R101    35,738    2,488,733 SH        SHARED-DEFINED  1         2,488,733
FIRST AMERN CORP CALIF         COM         318522307    14,741      445,225 SH        SHARED-DEFINED  1           445,225
GENERAL DYNAMICS CORP          COM         369550108    25,564      375,000 SH        SHARED-DEFINED  1           375,000
GOODRICH CORP                  COM         382388106    18,954      295,000 SH        SHARED-DEFINED  1           295,000
HASBRO INC                     COM         418056107    48,090    1,500,000 SH        SHARED-DEFINED  1         1,500,000
HEIDRICK & STRUGGLES INTL IN   COM         422819102    40,612    1,300,000 SH        SHARED-DEFINED  1         1,300,000
IMS HEALTH INC                 COM         449934108    33,157    1,574,386 SH        SHARED-DEFINED  1         1,574,386
NEWS CORP                      CL B        65248E203     5,845      367,150 SH        SHARED-DEFINED  1           367,150
PFIZER INC                     COM         717081103    20,919    1,150,000 SH        SHARED-DEFINED  1         1,150,000
PIONEER NAT RES CO             COM         723787107    51,100    1,060,816 SH        SHARED-DEFINED  1         1,060,816
PIONEER NAT RES CO             COM         723787107    24,085      500,000     CALL  SHARED-DEFINED  1           500,000
RENAISSANCERE HOLDINGS LTD     COM         G7496G103    40,163      755,657 SH        SHARED-DEFINED  1           755,657
UNITEDHEALTH GROUP INC         COM         91324P102    13,607      446,428 SH        SHARED-DEFINED  1           446,428






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